UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding
                                   entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:

/s/James Scott Harkness    Pewaukee, Wisconsin     May 10, 2001
-----------------------  ------------------------  --------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               106

Form 13F Information Table Value Total:      $249,859,248

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                                                                                          Voting Authority
                                   Title
                                    of                Market     Sh/   Sh/ Invstmt Othr
Name of Issuer                     Class   CUSIP       Value   Prn Amt Prn Dscrtn  Mgrs   Sole   Shrd  None
---------------------------------  ----- ---------   --------- ------  --- ------- ----  ------  ----  ----
3COM CORP.                          Com  885535104         572     100      Sole             100
ABBOTT LABS                         Com  002824100     369,356   7,827      Sole           7,827
AFLAC INC.                          Com  001055102       5,508     200      Sole             200
AMERICAN ELEC PWR INC.              Com  025537101      22,560     480      Sole             480
AMERICAN HOME PRODS CP              Com  026609107     180,363   3,070      Sole           3,070
AMERICAN INTL GROUP                 Com  026874107   1,231,248  15,295      Sole          15,295
APACHE CORP.                        Com  037411105       5,761     100      Sole             100
AT&T CORP.                          Com  001957109      26,945   1,265      Sole           1,265
ATLAS MINERALS INC.                 Com  049267305          10      82      Sole              82
BANK ONE CORP.                      Com  06423a103     238,643   6,596      Sole           6,596
BED BATH & BEYOND INC.              Com  075896100   5,378,942 218,990      Sole         218,990
BELLSOUTH CORP.                     Com  079860102      44,194   1,080      Sole           1,080
BERKSHIRE HATHAWAY INC. CL B        Com  084670207      21,760      10      Sole              10
BISYS GROUP INC.                    Com  055472104  19,788,975 370,320      Sole         370,320
BP AMOCO P L C SPONSORED ADR        Com  055622104     304,270   6,132      Sole           6,132
BRISTOL MYERS SQUIBB                Com  110122108     264,330   4,450      Sole           4,450
CABLE DESIGN TECH CORP.             Com  126924109     100,500   7,500      Sole           7,500
CARDINAL HEALTH INC.                Com  14149Y108     199,982   2,067      Sole           2,067
CDW COMPUTER CENTERS INC.           Com  125129106   3,519,430 113,530      Sole         113,530
CHEVRON CORPORATION                 Com  166751107     123,622   1,408      Sole           1,408
CHUBB CORP.                         Com  171232101      43,464     600      Sole             600
CINTAS CORP.                        Com  172908105     396,053  10,047      Sole          10,047
CITIGROUP INC.                      Com  172967101     136,604   3,037      Sole           3,037
COCA COLA CO.                       Com  191216100     316,120   7,000      Sole           7,000
COSTCO WHOLESALE CORP.              Com  22160K105  14,876,143 379,010      Sole         379,010
CVS CORP.                           Com  126650100     230,334   3,938      Sole           3,938
DANAHER CORP.                       Com  235851102     120,032   2,200      Sole           2,200
DELL COMPUTER CORP.                 Com  247025109  13,621,568 530,280      Sole         530,280
DEVRY INC.                          Com  251893103  18,281,519 608,370      Sole         608,370
DISNEY WALT CO.                     Com  254687106       2,574      90      Sole              90
DOVER CORP.                         Com  260003108     143,360   4,000      Sole           4,000
DOW CHEM CO.                        Com  260543103      15,627     495      Sole             495
DU PONT E I DE NEMOURS              Com  263534109     106,878   2,626      Sole           2,626
EBAY INC.                           Com  278642103       3,619     100      Sole             100
EXPRESS SCRIPTS INC. CL A           Com  302182100  23,044,745 265,860      Sole         265,860
EXXON MOBIL CORP.                   Com  30231G102     448,092   5,532      Sole           5,532
FASTENAL CO.                        Com  311900104     345,476   6,339      Sole           6,339
FIFTH THIRD BANCORP                 Com  316773100  21,656,669 405,271      Sole         405,271
FISERV INC.                         Com  337738108  19,324,490 431,983      Sole         431,983
FLEETBOSTON FINL CORP.              Com  339030108      15,968     423      Sole             423
FREDDIE MAC                         Com  313400301      12,966     200      Sole             200
GANNETT INC.                        Com  364730101      89,580   1,500      Sole           1,500
GENERAL ELEC CO.                    Com  369604103     852,018  20,354      Sole          20,354
GENERAL MOTORS CORP. CL H NEW       Com  370442832       5,382     276      Sole             276
GENERAL MTRS CORP.                  Com  370442105      13,688     264      Sole             264
GILLETTE CO.                        Com  375766102     679,194  21,790      Sole          21,790
GLOBAL CROSSING LTD                 Com  G3921A100      13,490   1,000      Sole           1,000
HARLEY-DAVIDSON                     Com  412822108     962,412  25,360      Sole          25,360
HARTFORD FINL SVCS                  Com  416515104      15,576     264      Sole             264
HEALTH MGMT ASSOC INC. CL A         Com  421933102  11,388,058 732,351      Sole         732,351
HEWLETT PACKARD CO.                 Com  428236103      40,651   1,300      Sole           1,300
HOME DEPOT INC.                     Com  437076102     234,076   5,431      Sole           5,431
ILLINOIS TOOL WKS INC.              Com  452308109     748,412  13,167      Sole          13,167
INTEL CORP.                         Com  458140100     140,404   5,336      Sole           5,336
INTERNATIONAL BUS MACH              Com  459200101      81,368     846      Sole             846
INTERPUBLIC GROUP COS. INC.         Com  460690100     709,671  20,660      Sole          20,660
J D S UNIPHASE CORP.                Com  46612j101       1,844     100      Sole             100
JOHNSON & JOHNSON                   Com  478160104     139,952   1,600      Sole           1,600
JOHNSON CONTROLS                    Com  478366107      13,991     224      Sole             224
KIMBERLY CLARK CORP.                Com  494368103      99,167   1,462      Sole           1,462
KONINKLIJKE PHILIPS EL SPON ADR
NEW                                 Com  500472303     724,531  27,136      Sole          27,136
LOWE'S COS. INC.                    Com  548661107       5,845     100      Sole             100
LUCENT TECHNOLOGIES                 Com  549463107      10,239   1,027      Sole           1,027
MACDERMID INC.                      Com  554273102      65,088   3,600      Sole           3,600
MARSHALL & ILSLEY CORP.             Com  571834100   4,007,487  75,885      Sole          75,885
MCGRAW HILL COMPANIES INC.          Com  580645109      38,176     640      Sole             640
MERCK & CO. INC.                    Com  589331107     349,140   4,600      Sole           4,600
MGIC INVT CORP. WIS                 Com  552848103  21,682,982 316,910      Sole         316,910
MICROSOFT CORP.                     Com  594918104      60,594   1,108      Sole           1,108
MINNESOTA MNG & MFG CO.             Com  604059105      41,560     400      Sole             400
MOLEX INC. CL A                     Com  608554200     108,052   3,885      Sole           3,885
NORTHERN TR CORP.                   Com  665859104     262,500   4,200      Sole           4,200
OSMONICS INC.                       Com  688350107       2,160     300      Sole             300
PALM INC.                           Com  696642107       1,244     148      Sole             148
PEPSICO INC.                        Com  713448108     136,245   3,100      Sole           3,100
PFIZER INC.                         Com  717081103     479,688  11,714      Sole          11,714
PROCTER & GAMBLE CO.                Com  742718109     143,980   2,300      Sole           2,300
QWEST COMMUNICATIONS                Com  749121109       7,431     212      Sole             212
ROBERT HALF INTL INC.               Com  770323103  13,325,964 596,240      Sole         596,240
ROYAL DUTCH PETROLEUM NY REGISTRY
PAR 1.25                            Com  780257804     821,676  14,821      Sole          14,821
SBC COMMUNICATIONS INC.             Com  78387G103     172,718   3,870      Sole           3,870
SCHERING PLOUGH CORP.               Com  806605101     751,787  20,580      Sole          20,580
SCHLUMBERGER LTD.                   Com  806857108      34,566     600      Sole             600
SCHWAB CHARLES CP NEW               Com  808513105   1,609,247 104,361      Sole         104,361
SOUTHERN CO.                        Com  842587107      49,126   1,400      Sole           1,400
STRATUS PPTYS INC.                  Com  863167102         870     120      Sole             120
STRYKER CORP.                       Com  863667101     472,183   9,037      Sole           9,037
SUNRISE TECHNOLOGIES INTL INC.      Com  86769L103       1,875   1,000      Sole           1,000
SYKES ENTERPRISES INC.              Com  871237103      18,457   3,375      Sole           3,375
SYSCO CORP.                         Com  871829107      95,436   3,600      Sole           3,600
TD WATERHOUSE GRP INC.              Com  872362108   2,654,424 245,780      Sole         245,780
TELLABS INC.                        Com  879664100  15,191,085 373,360      Sole         373,360
TEXAS INSTRS INC.                   Com  882508104     374,238  12,080      Sole          12,080
TOLL BROTHERS INC.                  Com  889478103  19,844,055 515,430      Sole         515,430
TRIBUNE CO. NEW                     Com  896047107      40,740   1,000      Sole           1,000
TRICON GLOBAL REST                  Com  895953107         382      10      Sole              10
TYCO INTL LTD. NEW                  Com  902124106   1,661,761  38,440      Sole          38,440
UNITED PARCEL SERVICE INC.          Com  911312106     893,899  15,710      Sole          15,710
US BANCORP DEL NEW                  Com  902973304      88,021   3,794      Sole           3,794
VARIAN SEMICONDUCTOR EQUIPMENT
ASSOC. INC.                         Com  922207105      76,650   2,400      Sole           2,400
VERIZON COMMUNICATIONS              Com  92343V104     300,286   6,091      Sole           6,091
VIACOM INC. CL B                    Com  925524308      28,449     647      Sole             647
VODAFONE GROUP PLC SPONSORED ADR    Com  92857t107      16,290     600      Sole             600
WAL MART STORES INC.                Com  931142103     603,475  11,950      Sole          11,950
WALGREEN CO.                        Com  931422109     370,505   9,081      Sole           9,081
WISCONSIN CENT TRANSN               Com  976592105   1,035,938  65,000     Directd                    65,000

                                    106            249,859,248